Key management compensation and related party transactions (Narrative) (Details)	12 Months Ended
	Oct. 31, 2018 USD ($) share	Oct. 31, 2017 USD ($) share	Oct. 31, 2016 USD ($) share	Oct. 31, 2016 CAD ($) share	Oct. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CAD ($)
Statements Line Items
Stock options granted | share	2,200,000	2,890,000
Exercise price, stock options granted	$ 0.10	$ 0.25
Accounts payable and accrued liabilities	$ 1,007,220	$ 1,361,998
Former Chairman [Member]
Statements Line Items
Cash compensation			$ 113,266	$ 150,000
Options exercised | share			700,000	700,000
Proceeds from exercise of options			$ 140,000
Directors and Officers [Member]
Statements Line Items
Stock options granted | share	700,000	1,950,000	0	0
Exercise price, stock options granted	$ 0.10	$ 0.25
Officers, Directors And Senior Employee [Member]
Statements Line Items
Options exercised | share			3,056,366	3,056,366
Proceeds from exercise of options			$ 611,273
Officers [Member]
Statements Line Items
Amounts receivable related party transactions			$ 42,144
Payables to related parties	76,748				$ 100,862	$ 114,138	$ 150,000	$ 76,092	$ 100,000
President of MAST [Member]
Statements Line Items
Amounts payable, related parties	193,174
Chief Technology officer [Member]
Statements Line Items
Accounts payable and accrued liabilities	$ 167,000	$ 167,000